Rehabilitation and Closure Cost Provision (Tables)	12 Months Ended
Apr. 30, 2020
Rehabilitation And Closure Cost Provision [Abstract]
Description of Changes to the reclamation

Changes to the reclamation and closure cost balance during the year are as follows:

	April 30, 2020	April 30, 2019
Balance, beginning of period	$1,254	$1,162
Accretion expense	72	90
Foreign exchange fluctuation	(312)	2
	$1,014	$1,254